ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET
	March 31, 2026	September 30, 2025
	(Unaudited)	(Audited)
Accounts receivable	$500	$156,614
Less: allowance for credit loss	—	—
Account receivable, net	$500	$156,614